                    The Global Total Return Fund, Inc.
                             One Seaport Plaza
                         New York, New York 10292

                                       March 5, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  The Global Total Return Fund, Inc.
               (File No. 33-63943)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information (as supplemented) that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on March 1, 1996.


                              The Global Total Return Fund, Inc.


                              By: /s/ Ronald Amblard
                                      Ronald Amblard
                                      Assistant Secretary